Note 10 - Equity Method Investments (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	May 12, 2023	Dec. 31, 2022
Payments to Acquire Equity Method Investments	$ 1,274	$ (0)
Carrying Capacity of Vessels at Period End (TEU)	516,329			525,821
Income (Loss) from Equity Method Investments	$ (1,137)	776
Sykes Maritime Co. [Member]
Subsidiary, Ownership Percentage, Parent			100.00%
Polar Argentina [Member]
Carrying Capacity of Vessels at Period End (TEU)			3,800
Polar Brasil [Member]
Carrying Capacity of Vessels at Period End (TEU)			3,800
Geyer Maritime Co. [Member]
Proceeds from Dividends Received	$ 1,274
Equity Method Investment, Ownership Percentage	49.00%
Platt Maritime Co. [Member]
Payments to Acquire Equity Method Investments	$ 980
Equity Method Investment, Ownership Percentage			49.00%
Platt Maritime Co. [Member] | York [Member]
Equity Method Investment, Ownership Percentage			51.00%
Sykes Maritime Co. [Member]
Payments to Acquire Equity Method Investments	$ 294
Sykes Maritime Co. [Member] | York [Member]
Equity Method Investment, Ownership Percentage			51.00%
Steadman Maritime Co. [Member]
Proceeds from Dividends Received		$ 1,128
Equity Method Investment, Ownership Percentage	49.00%